Fair Value Measurement - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Asset measured at fair value on a recurring basis	0	0